Long-Term Debt - Fair Value of Long-Term Debt (Details) £ in Millions, $ in Millions	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of CDW UK Term Loan		$ 3,234.4	$ 3,259.7
Carrying value		3,267.8	3,286.5
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		3,334.8	$ 3,330.4
CDW UK Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of CDW UK Term Loan	£ 56	$ 69.0